JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS — 97.1%
Aerospace & Defense — 0.2%
HEICO Corp., Class A	45	5,749

Airlines — 0.7%
Delta Air Lines, Inc. *	324	12,833
Southwest Airlines Co. *	193	8,845

		21,678

Banks — 6.0%
Citizens Financial Group, Inc.	446	20,220
East West Bancorp, Inc.	98	7,704
Fifth Third Bancorp	588	25,325
First Citizens BancShares, Inc., Class A	8	5,478
First Republic Bank	42	6,869
Huntington Bancshares, Inc.	1,860	27,190
M&T Bank Corp.	186	31,592
Regions Financial Corp.	1,020	22,707
Signature Bank	24	7,034
SVB Financial Group *	11	6,106
Zions Bancorp NA	225	14,777

		175,002

Beverages — 1.3%
Constellation Brands, Inc., Class A	114	26,303
Keurig Dr Pepper, Inc.	285	10,815

		37,118

Biotechnology — 2.2%
Agios Pharmaceuticals, Inc. * (a)	151	4,391
Alnylam Pharmaceuticals, Inc. *	82	13,443
Exact Sciences Corp. * (a)	139	9,697
Exelixis, Inc. *	323	7,327
Horizon Therapeutics plc *	155	16,339
Natera, Inc. *	106	4,321
Neurocrine Biosciences, Inc. *	67	6,309
Seagen, Inc. *	28	4,062

		65,889

Building Products — 2.4%
Advanced Drainage Systems, Inc.	47	5,608
Carlisle Cos., Inc.	108	26,676
Fortune Brands Home & Security, Inc.	255	18,962
Trane Technologies plc	118	18,082
Trex Co., Inc. *	42	2,763

		72,091

Capital Markets — 6.4%
Affiliated Managers Group, Inc.	38	5,314
Ameriprise Financial, Inc.	97	28,993
Ares Management Corp.	139	11,275
LPL Financial Holdings, Inc.	82	14,961
MarketAxess Holdings, Inc.	17	5,885
Morningstar, Inc.	26	7,048
MSCI, Inc.	25	12,452
Northern Trust Corp.	177	20,593
Raymond James Financial, Inc.	222	24,441
S&P Global, Inc.	23	9,505
State Street Corp.	266	23,142
T. Rowe Price Group, Inc.	117	17,722
Tradeweb Markets, Inc., Class A	64	5,597

		186,928

Chemicals — 0.9%
Celanese Corp.	95	13,564
RPM International, Inc.	165	13,435

		26,999

Commercial Services & Supplies — 0.7%
ACV Auctions, Inc., Class A *	96	1,415
Copart, Inc. *	153	19,171

		20,586

Communications Equipment — 1.8%
Arista Networks, Inc. *	113	15,677
F5, Inc. *	33	6,812
Motorola Solutions, Inc.	120	29,146

		51,635

Construction & Engineering — 0.6%
Quanta Services, Inc.	143	18,772

Construction Materials — 0.5%
Martin Marietta Materials, Inc.	41	15,959

Consumer Finance — 0.6%
Discover Financial Services	152	16,755

Containers & Packaging — 1.2%
Packaging Corp. of America	111	17,383
Silgan Holdings, Inc.	367	16,968

		34,351

Distributors — 0.9%
Genuine Parts Co.	82	10,292
LKQ Corp.	381	17,278

		27,570

Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions, Inc. *	74	9,819

Diversified Financial Services — 0.3%
Voya Financial, Inc.	151	10,014

Electric Utilities — 2.1%
Edison International	175	12,301
Entergy Corp.	190	22,128
Xcel Energy, Inc.	398	28,753

		63,182

Electrical Equipment — 2.8%
Acuity Brands, Inc.	112	21,227
AMETEK, Inc.	215	28,674
Generac Holdings, Inc. *	39	11,681
Hubbell, Inc.	119	21,831

		83,413

Electronic Equipment, Instruments & Components — 3.2%
Amphenol Corp., Class A	196	14,766
CDW Corp.	94	16,749
Jabil, Inc.	191	11,802
Keysight Technologies, Inc. *	68	10,765
Littelfuse, Inc.	19	4,764
TD SYNNEX Corp.	163	16,848
Trimble, Inc. *	93	6,702
Zebra Technologies Corp., Class A *	26	10,729

		93,125

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Energy Equipment & Services — 0.1%
Baker Hughes Co.	114	4,143

Entertainment — 1.4%
ROBLOX Corp., Class A *	70	3,218
Roku, Inc. *	46	5,750
Take-Two Interactive Software, Inc. *	66	10,159
Zynga, Inc., Class A *	2,314	21,378

		40,505

Equity Real Estate Investment Trusts (REITs) — 6.7%
American Homes 4 Rent, Class A	391	15,638
AvalonBay Communities, Inc.	67	16,697
Boston Properties, Inc.	129	16,628
Brixmor Property Group, Inc.	449	11,577
Essex Property Trust, Inc.	32	10,906
Federal Realty Investment Trust	65	7,947
Host Hotels & Resorts, Inc.	329	6,389
JBG SMITH Properties	230	6,708
Kimco Realty Corp.	538	13,299
Mid-America Apartment Communities, Inc.	46	9,735
Rayonier, Inc.	414	17,021
Regency Centers Corp.	124	8,848
Rexford Industrial Realty, Inc.	127	9,501
Sun Communities, Inc.	45	7,860
Ventas, Inc.	129	7,971
Weyerhaeuser Co.	443	16,791
WP Carey, Inc.	142	11,488

		195,004

Food & Staples Retailing — 1.0%
Kroger Co. (The)	266	15,261
US Foods Holding Corp. *	355	13,352

		28,613

Food Products — 0.3%
Post Holdings, Inc. *	139	9,619

Gas Utilities — 0.8%
National Fuel Gas Co.	342	23,494

Health Care Equipment & Supplies — 3.0%
Cooper Cos., Inc. (The)	27	11,087
Dexcom, Inc. *	42	21,468
Hologic, Inc. *	133	10,232
IDEXX Laboratories, Inc. *	11	6,018
Insulet Corp. *	46	12,128
ResMed, Inc.	40	9,589
Zimmer Biomet Holdings, Inc.	146	18,673

		89,195

Health Care Providers & Services — 4.8%
Acadia Healthcare Co., Inc. *	130	8,507
Amedisys, Inc. *	53	9,062
AmerisourceBergen Corp.	179	27,698
Centene Corp. *	203	17,099
Henry Schein, Inc. *	269	23,463
Laboratory Corp. of America Holdings *	97	25,570
McKesson Corp.	42	12,766
Universal Health Services, Inc., Class B	125	18,091

		142,256

Health Care Technology — 0.1%
Teladoc Health, Inc. * (a)	59	4,244

Hotels, Restaurants & Leisure — 2.7%
Aramark	260	9,772
Booking Holdings, Inc. *	2	4,462
Chipotle Mexican Grill, Inc. *	10	15,335
Darden Restaurants, Inc.	66	8,765
Expedia Group, Inc. *	46	9,015
Hilton Worldwide Holdings, Inc. *	137	20,804
Royal Caribbean Cruises Ltd. *	131	10,942

		79,095

Household Durables — 1.6%
Garmin Ltd.	59	7,035
Helen of Troy Ltd. *	56	10,967
Mohawk Industries, Inc. *	95	11,818
Newell Brands, Inc.	868	18,589

		48,409

Household Products — 0.2%
Energizer Holdings, Inc.	209	6,439

Insurance — 4.2%
Alleghany Corp. *	14	11,590
Arch Capital Group Ltd. *	241	11,666
Hartford Financial Services Group, Inc. (The)	253	18,173
Lincoln National Corp.	204	13,321
Loews Corp.	468	30,335
Progressive Corp. (The)	99	11,269
RenaissanceRe Holdings Ltd. (Bermuda)	77	12,126
WR Berkley Corp.	248	16,517

		124,997

Interactive Media & Services — 1.2%
Bumble, Inc., Class A *	272	7,893
InterActiveCorp. *	171	17,150
Match Group, Inc. *	88	9,548

		34,591

Internet & Direct Marketing Retail — 0.1%
Chewy, Inc., Class A * (a)	79	3,238

IT Services — 2.6%
FleetCor Technologies, Inc. *	86	21,302
Global Payments, Inc.	67	9,196
Globant SA *	48	12,606
GoDaddy, Inc., Class A *	102	8,523
MongoDB, Inc. *	34	15,126
Okta, Inc. *	48	7,279
Remitly Global, Inc. * (a)	264	2,607

		76,639

Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc.	138	18,196
Maravai LifeSciences Holdings, Inc., Class A *	183	6,455
Mettler-Toledo International, Inc. *	9	12,221

		36,872

Machinery — 4.1%
IDEX Corp.	71	13,616
Ingersoll Rand, Inc.	204	10,262
ITT, Inc.	304	22,841

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Lincoln Electric Holdings, Inc.	136	18,720
Middleby Corp. (The) *	108	17,755
Snap-on, Inc.	92	18,891
Timken Co. (The)	209	12,711
Toro Co. (The)	58	4,984

		119,780

Media — 1.2%
Liberty Broadband Corp., Class C *	154	20,815
Liberty Media Corp.-Liberty SiriusXM, Class C *	349	15,946

		36,761

Metals & Mining — 0.6%
Freeport-McMoRan, Inc.	340	16,904

Multiline Retail — 0.6%
Kohl’s Corp.	272	16,428

Multi-Utilities — 2.0%
CMS Energy Corp.	371	25,929
Sempra Energy	51	8,650
WEC Energy Group, Inc.	250	24,929

		59,508

Oil, Gas & Consumable Fuels — 3.8%
Cheniere Energy, Inc.	91	12,562
Coterra Energy, Inc.	961	25,912
Diamondback Energy, Inc.	187	25,647
EOG Resources, Inc.	121	14,427
Williams Cos., Inc. (The)	974	32,542

		111,090

Personal Products — 0.1%
BellRing Brands, Inc. *	176	4,064

Pharmaceuticals — 1.4%
Catalent, Inc. *	100	11,041
Jazz Pharmaceuticals plc *	145	22,534
Royalty Pharma plc, Class A	166	6,460

		40,035

Professional Services — 1.1%
Equifax, Inc.	59	14,060
Leidos Holdings, Inc.	164	17,666

		31,726

Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A *	174	15,900

Road & Rail — 0.7%
Lyft, Inc., Class A *	269	10,323
Old Dominion Freight Line, Inc.	39	11,740

		22,063

Semiconductors & Semiconductor Equipment — 2.5%
Advanced Micro Devices, Inc. *	66	7,167
Entegris, Inc.	119	15,671
Marvell Technology, Inc.	151	10,857
SolarEdge Technologies, Inc. *	64	20,761
Teradyne, Inc.	106	12,568
Wolfspeed, Inc. * (a)	67	7,606

		74,630

Software — 5.8%
Bill.com Holdings, Inc. *	29	6,668
Cadence Design Systems, Inc. *	90	14,867
Confluent, Inc., Class A * (a)	121	4,945
Crowdstrike Holdings, Inc., Class A *	74	16,830
Datadog, Inc., Class A *	49	7,377
Five9, Inc. *	56	6,127
Gitlab, Inc., Class A *	20	1,116
HubSpot, Inc. *	32	15,151
NortonLifeLock, Inc.	636	16,857
Palo Alto Networks, Inc. *	52	32,511
Synopsys, Inc. *	50	16,788
Trade Desk, Inc. (The), Class A *	214	14,821
Unity Software, Inc. *	46	4,574
Zscaler, Inc. *	41	9,786

		168,418

Specialty Retail — 3.4%
AutoZone, Inc. *	13	25,998
Bath & Body Works, Inc.	140	6,707
Best Buy Co., Inc. (a)	161	14,595
Burlington Stores, Inc. *	50	9,119
CarMax, Inc. *	53	5,152
Gap, Inc. (The)	637	8,969
National Vision Holdings, Inc. *	126	5,469
O’Reilly Automotive, Inc. *	12	8,424
Tractor Supply Co.	63	14,654

		99,087

Textiles, Apparel & Luxury Goods — 1.7%
Carter’s, Inc.	152	14,002
Lululemon Athletica, Inc. *	19	6,913
Ralph Lauren Corp.	130	14,789
Tapestry, Inc.	385	14,285

		49,989

Thrifts & Mortgage Finance — 0.3%
MGIC Investment Corp.	677	9,175

Trading Companies & Distributors — 0.1%
Air Lease Corp.	78	3,473

TOTAL COMMON STOCKS (Cost $1,999,215)		2,863,019

SHORT-TERM INVESTMENTS — 3.9%
INVESTMENT COMPANIES — 2.8%
JPMorgan Prime Money Market Fund Class IM Shares, 0.32% (b) (c) (Cost $83,627)	83,616	83,633

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.30% (b) (c)	27,991	27,969

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (b) (c)	4,543	4,543

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $32,509)		32,512

TOTAL SHORT-TERM INVESTMENTS (Cost $116,136)		116,145

Total Investments — 101.0% (Cost $2,115,351)		2,979,164
Liabilities in Excess of Other Assets — (1.0)%		(30,936)

Net Assets — 100.0%		2,948,228

Percentages indicated are based on net assets.

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at March 31, 2022. The total value of securities on loan at March 31, 2022 is $30,613.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,979,164	$—	$—	$2,979,164

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2022	Shares at March 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.32% (a) (b)	$64,465	$579,533	$560,339	$(23)	$(3)	$83,633	83,616	$47	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.30% (a) (b)	52,990	265,000	290,000	(27)	6	27,969	27,991	25	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (a) (b)	6,929	115,284	117,670	—	—	4,543	4,543	2	—

Total	$124,384	$959,817	$968,009	$(50)	$3	$116,145		$74	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.